Finance costs and finance revenues	12 Months Ended
Dec. 31, 2017
Finance costs and revenues [Line Items]
Disclosure of finance income (cost) [text block]
26.	Finance costs and finance revenues

(a)	These captions are made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interests on loans to associates, note 29(a)	1,685	4,164	2,286
Interest on time deposits	1,050	358	419
Interests on third parties loans	813	489	492
Interests on tax claims	153	487	1,297
Income from financial instruments	-	743	-
Dividends income	-	589	500
Other finance revenues	43	-	-
	3,744	6,830	4,994
Unrealized variation of the fair value related to contingent consideration liability (b)	1,773	-	6,032

Total finance revenues	5,517	6,830	11,026

Finance costs:
Interest on borrowings	27,052	18,668	17,875
Interest on loans	1,056	4,643	5,565
Banking expenses	552	319	366
Increase in debt issuance costs, note 16(g)	480	-	-
Tax on financial transactions	180	159	312
Interest on commercial obligations	5	496	120
Other finance costs	7	830	41
	29,332	25,115	24,279
Accrual of debt issuance costs, note 16(g)	909	-	-
Accrual of the present value for mine and exploration project closure, note 15(b)	4,382	4,116	3,293
Unrealized variation of the fair value related to contingent consideration liability (b)	-	2,349	-

Total finance costs	34,623	31,580	27,572

(b)	Contingent consideration -
On August 18, 2014, Buenaventura acquired from Minera Gold Fields Peru S.A. (“Gold Fields”) 51 percent of the voting shares of Canteras del Hallazgo S.A.C., which represent the whole interest of Gold Fields in the equity of such entity.

Canteras del Hallazgo is a privately-held entity incorporated in 2009 and owner of the Chucapaca project, which is located in the Ichuña district, in the General Sanchez Cerro province, in the Moquegua department, Peru. According to previously performed studies, there is evidence of the existence of gold, silver, copper and antimony in the area, specifically in the Canahuire deposit.

The purchase and sale agreement considered a contingent consideration of US$23,026,000, which corresponds to the present value of the future royalty payments equivalent to 1.5 percent over the future sales of the minerals arising from the mining properties acquired. The fair value has been determined using the income approach.

Significant increase (decrease) in the future sales of mineral would result in higher (lower) fair value of the contingent consideration liability, while significant increase (decrease) in the discount rate would result in lower (higher) fair value of the liability. Changes in the fair value of this contingent consideration have been recognized through profit or loss in the consolidated statement of profit or loss.

As of December 31, 2017, it is highly probable that the Group reaches the projected future sales. The fair value of the contingent consideration determined as of December 31, 2017 reflects this assumption and changes in metal prices.

A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance	19,343	16,994	23,026
Variation of the fair value in results	(1,773)	2,349	(6,032)

Final balance	17,570	19,343	16,994

Significant unobservable valuation inputs are provided below:

	2017	2016

Annual average of future sales of mineral (US$000)	193,588	233,278
Useful life of mining properties	13	13
Discount rate (%)	10	10

The Group has the preferential right of acquisition of the royalty in case Gold Fields decides to sell it.

Minera Yanacocha SRL and subsidiary [Member]
Finance costs and revenues [Line Items]
Disclosure of finance income (cost) [text block]
19.	Finance costs

Financial costs for the year ended December 31, 2017 are mainly related to the unwinding of the discount of the reclamation and mine closure liability amounting to US$21,769,000 (US$14,104,000, and US$22,075,000 for the years ended December 31, 2016 and 2015, respectively). See note 12(b).

Sociedad Minera Cerro Verde S.A.A. [Member]
Finance costs and revenues [Line Items]
Disclosure of finance income (cost) [text block]
19.	Financial expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	US$(000)	US$(000)	US$(000)

Interest on mining royalties (a)	144,815	-	-
Interest on senior unsecured credit facility (Note 11(a))	44,678	51,155	35,255
Other financial expenses (b)	10,934	1,880	7,366
Interest on shareholder loans (Note 11(b))	7,992	19,836	1,181
Extinguishment debt - debt issuance cost	6,266	-	-
Amortization debt issuance cost	4,479	8,901	5,927
Capitalized Interest	(2,252)	(1,334)	(33,719)
	216,912	80,438	16,010

(a)
Represents financial expenses related to interest on royalties, interest paid on the royalty installment payment program and interest on royalty penalties for the period December 2006 through the year 2008 of US$141.7 million and interest on ITAN 2012 of US$3.1 million (see Note 14(d)).

(b)
Primarily represents interest and interest on penalties on income and non-income tax contingencies related to SUNAT assessments for prior years in which the Company expects to obtain an unfavorable result.